Annual Total Returns[BarChart] - Federated Hermes Capital Reserves Fund - Federated Hermes Capital Reserves Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	none	0.28%	1.17%	1.46%	0.20%